11 Contract assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	R$ 4,790,653
Transfers to intangible assets	52,811
Loss on disposal	(35,590)
Contract assets, ending	5,492,797	R$ 4,790,653
Power distribution service concession [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	844,284	640,500
Acquisitions	1,391,267	1,021,644
Customers contributions	(112,689)	104,067
Provision for legal claims added to the cost of the works	1,522	1,823
Transfers to intangible assets	(911,366)	(678,680)
Transfers to accounts receivable related to concession	(86,154)	(28,987)
Loss on disposal	(11,903)	(7,949)
Contract assets, ending	1,114,961	844,284
Power distribution service concession [member] | Assets [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	875,354	664,755
Acquisitions	1,391,267	1,021,644
Provision for legal claims added to the cost of the works	1,522	1,823
Transfers to intangible assets	(1,016,482)	(771,844)
Transfers to accounts receivable related to concession	(94,978)	(33,075)
Loss on disposal	(11,903)	(7,949)
Contract assets, ending	1,144,780	875,354
Power distribution service concession [member] | Special Liabilities [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	(31,070)	(24,255)
Acquisitions
Customers contributions	(112,689)	(104,067)
Transfers to intangible assets	105,116	93,164
Transfers to accounts receivable related to concession	8,824	4,088
Contract assets, ending	(31,070)	(31,070)
Piped gas distribution service concession [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	26,734	25,718
Acquisitions	15,187	17,590
Transfers to intangible assets	(7,277)
Transfers to accounts receivable related to concession	(7,390)	(16,574)
Contract assets, ending	27,254	26,734
Power Transmission Concession [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	3,919,635	3,520,838
Business combinations effects		117,942
Realization of gains/losses in business combinations	722	282
Transfers to electricity grid use charges - customers	(578,147)	(391,060)
Transfers to property, plant and equipment	(613)	(3,353)
Transfers from litigations	(576)	(313)
Remuneration	781,107	458,591
Construction revenue	255,578	175,219
Construction income	4,217	2,892
Loss from inefficiency	(7,654)	38,597
Write-offs	(23,687)
Contract assets, ending	4,350,582	3,919,635
Power Transmission Concession [member] | Concession Assets [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	2,601,929	2,166,757
Business combinations effects		117,942
Realization of gains/losses in business combinations	722	282
Transfers to electricity grid use charges - customers	(312,120)	(176,724)
Transfers to property, plant and equipment	(613)	(3,353)
Transfers from litigations	(576)	(313)
Remuneration	489,438	280,630
Construction revenue	255,578	175,219
Construction income	4,217	2,892
Loss from inefficiency	(7,654)	38,597
Write-offs	(23,687)
Contract assets, ending	3,007,234	2,601,929
Power Transmission Concession [member] | RBSE Assets [member]
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	1,317,706	1,354,081
Transfers to electricity grid use charges - customers	(266,027)	(214,336)
Remuneration	291,669	177,961
Contract assets, ending	R$ 1,343,348	R$ 1,317,706